Stock Option Plans and Warrants to Purchase Common Stock (Tables)	12 Months Ended
Dec. 31, 2023
Grant 2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of shares available for grant under the 2015 plan

Shares available for grant at January 1, 2023	5,988,368
Options granted	(45,715)
Options forfeited	937
Options exercised	—
Shares available for grant at December 31, 2023	5,943,590

Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of activity under the 2005 plan and the 2015 plan

		Weighted
		Average
		Exercise
	Options	Price
Balance outstanding at December 31, 2021	8,719	$593.92
Granted	3,497	141.61
Forfeited	(236)	1,727.66
Cancelled	(34)	187.20
Exercised	—	—
Balance outstanding at December 31, 2022	11,946	$435.32
Granted	45,715	10.45
Forfeited	(1,052)	533.80
Cancelled	—	—
Exercised	—	—
Balance outstanding at December 31, 2023	56,609	$90.58

Schedule of weighted-average exercise price, by price range, for outstanding options to purchase common stock

	Weighted
	Average
	Remaining
	Contractual	Outstanding	Exercisable
Price Range	Life in Years	Options	Options
$9.44 - $540.00	9.31	56,182	18,760
$1,776.00 – 5,256.00	1.52	427	427
Total	9.25	56,609	19,187

Share-based Payment Arrangement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of share-based compensation expense

Share-based compensation	2023	2022
Research and development	$150,466	$142,879
General and administrative	219,716	190,510
Total	$370,182	$333,389

Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of warrant activity

		Weighted
		Average
		Exercise
	Warrants	Price
Balance at December 31, 2021	13,868	$540.68
Granted	—	—
Exercised	—	—
Expired	(13,826)	540.90
Balance at December 31, 2022	42	$468.00
Granted	673,445	14.56
Exercised	(264,815)	0.02
Expired	(42)	468.00
Balance at December 31, 2023	408,640	$24.00

Schedule of remaining life, by grant date, for outstanding warrants

		Remaining
	Exercise	Contractual	Outstanding	Exercisable
Grant Date	Price	Life in Years	Warrants	Warrants
May 09, 2023	$24.00	4.36	408,640	408,640